Exhibit 99.1

CSMLT 2015-3 Trust

Mortgage Pass-Through Certificates, Series 2015-3

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Credit Suisse First Boston Mortgage Securities Corp.

Credit Suisse Securities (USA) LLC

3 November 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Credit Suisse First Boston Mortgage Securities Corp.

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:	CSMLT 2015-3 Trust (the “Issuing Entity”) Mortgage Pass-Through Certificates, Series 2015-3 (the “Certificates”) Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Credit Suisse First Boston Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of mortgage loans (the “Mortgage Loans”) relating to the CSMLT 2015-3 Trust securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, Credit Suisse Securities (USA) LLC (the “Initial Purchaser”), on behalf of the Depositor, provided us with:

a.	Electronic data files labeled:
i.	“Loan Population.xlsx” (the “Preliminary Loan Listing Data File”), which the Initial Purchaser, on behalf of the Depositor, indicated contains a list of identification numbers (the “Loan Numbers”) corresponding to a pool of mortgage loans (the “Preliminary Loan Listing Mortgage Loans”),
ii.	“03 CSMLT 2015-2_ASF Format 20151013.xlsx” (the “Base Preliminary Data File”), which the Initial Purchaser, on behalf of the Depositor, indicated contains information on certain Preliminary Loan Listing Mortgage Loans (the “Preliminary Base Mortgage Loans”) as of 1 October 2015 (the “Preliminary Cut-off Date”),
iii.	“Additional 46 Loans.xlsx” (the “Additional Preliminary Loan Listing Data File”), which the Initial Purchaser, on behalf of the Depositor, indicated contains a list of Loan Numbers corresponding to certain mortgage loans (the “Additional Preliminary Loan Listing Mortgage Loans”) that are not Preliminary Loan Listing Mortgage Loans and
iv.	“04 CSMLT 2015-3_ASF Format 20151027(New Loans).xlsx” (the “Additional Preliminary Data File,” together with the Preliminary Loan Listing Data File, Base Preliminary Data File and Additional Preliminary Loan Listing Data File, the “Provided Data Files”), which the Initial Purchaser, on behalf of the Depositor, indicated contains information as of the Preliminary Cut-off Date on certain Additional Preliminary Loan Listing Mortgage Loans (the “Preliminary Additional Mortgage Loans”),
b.	Imaged copies of the:
i.	Promissory note, prepayment penalty rider and/or interest only addendum (collectively, the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report and field review (collectively, the “Appraisal”),
iv.	Settlement statement (the “Settlement Statement”),
v.	Underwriting summary (the “Underwriting Summary”) and/or
vi.	Subordination agreement (the “Subordination Agreement,” together with the Promissory Note, Loan Application, Appraisal, Settlement Statement and Underwriting Summary, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which are listed on Exhibit 1 to Attachment A and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Initial Purchaser, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans (as defined in Attachment A) or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Initial Purchaser, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 November 2015

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Initial Purchaser, on behalf of the Depositor, we deleted Loan Numbers 415071235, 415828191, 415828267 and 420007999 from the Preliminary Loan Listing Data File. The Preliminary Loan Listing Data File, as adjusted, is hereinafter referred to as the “Adjusted Preliminary Loan Listing Data File” and the mortgage loans on the Adjusted Preliminary Loan Listing Data File are hereinafter referred to as the “Adjusted Preliminary Loan Listing Mortgage Loans.”

2.	As instructed by the Initial Purchaser, on behalf of the Depositor, we randomly selected a sample of 197 Adjusted Preliminary Loan Listing Mortgage Loans (the “Initial Sample Mortgage Loans”) from the Adjusted Preliminary Loan Listing Data File. For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, did not inform us as to the basis or methodology they used to determine the number of Initial Sample Mortgage Loans they instructed us to select from the Adjusted Preliminary Loan Listing Data File.

3.	For each mortgage loan on the Adjusted Preliminary Loan Listing Data File and Base Preliminary Data File, we compared the Loan Number of each mortgage loan, as shown on the Adjusted Preliminary Loan Listing Data File, to the corresponding Loan Number on the Base Preliminary Data File and noted that:
a.	Three (3) of the Preliminary Base Mortgage Loans included on the Base Preliminary Data File were not included on the Adjusted Preliminary Loan Listing Data File and
b.	All of the Adjusted Preliminary Loan Listing Mortgage Loans included on the Adjusted Preliminary Loan Listing Data File were included on the Base Preliminary Data File.

4.	As instructed by the Initial Purchaser, on behalf of the Depositor, we randomly selected a sample of 24 Additional Preliminary Loan Listing Mortgage Loans (the “Additional Sample Mortgage Loans”) from the Additional Preliminary Loan Listing Data File. For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, did not inform us as to the basis or methodology they used to determine the number of Additional Sample Mortgage Loans they instructed us to select from the Additional Preliminary Loan Listing Data File.

Attachment A Page 2 of 2

5.	For each mortgage loan on the Additional Preliminary Loan Listing Data File and Additional Preliminary Data File, we compared the Loan Number of each mortgage loan, as shown on the Additional Preliminary Loan Listing Data File, to the corresponding Loan Number on the Additional Preliminary Data File and noted that:
a.	All of the Preliminary Additional Mortgage Loans included on the Additional Preliminary Data File were included on the Additional Preliminary Loan Listing Data File,
b.	One (1) of the Additional Preliminary Loan Listing Mortgage Loans included on the Additional Preliminary Loan Listing Data File was not included on the Additional Preliminary Data File (the “Removed Additional Preliminary Loan Listing Mortgage Loan”) and
c.	The Removed Additional Preliminary Loan Listing Mortgage Loan was an Additional Sample Mortgage Loan.

The Removed Additional Preliminary Loan Listing Mortgage Loan is Loan Number 417333734. The Initial Sample Mortgage Loans, together with the Additional Sample Mortgage Loans (excluding the Removed Additional Preliminary Loan Listing Mortgage Loan), are hereinafter referred to as the “Sample Mortgage Loans.”

6.	As instructed by the Initial Purchaser, on behalf of the Depositor, we combined the information on the Base Preliminary Data File with the information on the Additional Preliminary Data File. The Base Preliminary Data File and the Additional Preliminary Data File, as combined, are hereinafter referred to as the “Preliminary Data File,” and the Preliminary Base Mortgage Loans, together with the Preliminary Additional Mortgage Loans, are hereinafter referred to as the “Preliminary Mortgage Loans.” The Initial Purchaser, on behalf of the Depositor, indicated that the Preliminary Mortgage Loans are expected to be representative of the Mortgage Loans.

7.	For each Sample Mortgage Loan on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the qualifications, assumptions and methodologies provided by the Initial Purchaser, on behalf of the Depositor, that are stated in the notes on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 5

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Loan Number	Promissory Note	i.
Original principal balance	Promissory Note
Initial interest rate	Promissory Note
First payment date	Promissory Note
Maturity date	Promissory Note
Original term to maturity	(a) Promissory Note or (b) Promissory Note and recalculation	ii.
Property state	Promissory Note
Property zip code	Promissory Note
Prepayment charge term	Promissory Note
Interest only term	Promissory Note
Occupancy status	Loan Application
Property type	Appraisal
Appraisal value	Appraisal	iii.
Sale price (if applicable)	(a) Appraisal and Promissory Note, (b) Loan Application or (c) Settlement Statement	iv., v., vi.

Loan purpose	(a) Loan Application or (b) Promissory Note, Settlement Statement and recalculation	vii.
Junior lien balance	Underwriting Summary or Subordination Agreement	viii.
Original loan-to-value ratio	Recalculation	ix.
Combined loan-to-value ratio	Recalculation	x.

Exhibit 1 to Attachment A Page 2 of 5

Notes:

i.	For identification purposes only.

ii.	For each Sample Mortgage Loan that does not have the original term to maturity specifically stated in the Promissory Note, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the original term to maturity Sample Characteristic as the sum of:
(a)	The difference in months between the maturity date and the first payment date, both as shown on the Promissory Note, and
(b)	1.

iii.	For each Sample Mortgage Loan that has more than one Appraisal, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document for the purpose of comparing the appraisal value Sample Characteristic.

iv.	For each Sample Mortgage Loan with:
(a)	A loan purpose of “3 - Cash-Out Refinance” or “9 - Rate/Term Refinance,” as determined in accordance with the methodology described in note vii. below, and
(b)	Information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date of the Sample Mortgage Loan, as shown on the Promissory Note,

(each, a “Recently Purchased Refinance Sample Mortgage Loan”), the Initial Purchaser, on behalf of the Depositor, instructed us to use the sale price, as shown on the Appraisal, for the purpose of comparing the sale price (if applicable) Sample Characteristic.

For the purpose of this procedure with respect to Recently Purchased Refinance Sample Mortgage Loans with more than one Appraisal, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Appraisal that was used to compare the appraisal value Sample Characteristic (in accordance with the methodology described in note iii. above) as the Source Document for the purpose of comparing the sale price (if applicable) Sample Characteristic.

v.	For each Sample Mortgage Loan with a loan purpose of “10 - Construction to Permanent,” as shown on the Loan Application (each, a “Construction Sample Mortgage Loan”), the Initial Purchaser, on behalf of the Depositor, instructed us to use “$0.00” for the sale price (if applicable) Sample Characteristic.

vi.	For each Sample Mortgage Loan that is not a Recently Purchased Refinance Sample Mortgage Loan or Construction Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document for the purpose of comparing the sale price (if applicable) Sample Characteristic.

Exhibit 1 to Attachment A Page 3 of 5

Notes: (continued)

vii.	For each Sample Mortgage Loan that has a loan purpose of “7 - Other-than-first-time Home Purchase,” “6 - First Time Home Purchase” or “10 - Construction to Permanent,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Initial Purchaser, on behalf of the Depositor, instructed us to use the Loan Application as the Source Document for the purpose of comparing the loan purpose Sample Characteristic.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced with the proceeds of the Sample Mortgage Loan,
(2)	The unpaid principal balance of any secondary financing (if applicable) relating to the subject property that is being repaid with the proceeds of the Sample Mortgage Loan and
(3)	The settlement charges relating to the Sample Mortgage Loan,

all as shown on the Settlement Statement.

The Initial Purchaser, on behalf of the Depositor, further instructed us that for the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, we should consider the loan purpose as:

(a)	“3 - Cash-Out Refinance” if the Amount to Borrower is greater than or equal to the lesser of (i) $10,000 or (ii) 1% of the original principal balance of the Sample Mortgage Loan that is shown on the Promissory Note or
(b)	“9 - Rate/Term Refinance” if the Amount to Borrower is less than the lesser of (i) $10,000 or (ii) 1% of the original principal balance of the Sample Mortgage Loan that is shown on the Promissory Note.

viii.	For each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, provided one or more of the indicated Source Documents for the purpose of comparing the junior lien balance Sample Characteristic. The Initial Purchaser, on behalf of the Depositor, instructed us to note agreement if the information on the junior lien balance Sample Characteristic agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the junior lien balance Sample Characteristic.

Exhibit 1 to Attachment A Page 4 of 5

Notes: (continued)

ix.	For each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio Sample Characteristic by dividing the original principal balance, as shown on the Promissory Note, by:
(a)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above), and (B) the sale price (if applicable), as shown on the Loan Application or Settlement Statement (and in accordance with the methodologies described in notes v. and vi. above),
(b)	In the case of a Recently Purchased Refinance Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above), and (B) the sale price (if applicable), as shown on the Appraisal (and in accordance with the methodology described in note iv. above) or
(c)	In the case of a Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan or Recently Purchased Refinance Sample Mortgage Loan, the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above).

For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, instructed us to ignore absolute differences in the original loan-to-value ratio of +/- 0.01% or less.

Exhibit 1 to Attachment A Page 5 of 5

Notes: (continued)

x.	For each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio Sample Characteristic by dividing the sum of the original principal balance, as shown on the Promissory Note, and the junior lien balance related to such Sample Mortgage Loan (if applicable), as shown on the Underwriting Summary or the Subordination Agreement (and in accordance with the methodology described in note viii. above), by:
(a)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above), and (B) the sale price (if applicable), as shown on the Loan Application or Settlement Statement (and in accordance with the methodologies described in notes v. and vi. above),
(b)	In the case of a Recently Purchased Refinance Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above), and (B) the sale price (if applicable), as shown on the Appraisal (and in accordance with the methodology described in note iv. above) or
(c)	In the case of a Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan or Recently Purchased Refinance Sample Mortgage Loan, the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above).

For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, instructed us to ignore absolute differences in the combined loan-to-value ratio of +/- 0.01% or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Initial Purchaser, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 3

Sample Characteristic Differences

Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document or Recalculated Value

417140677	Loan purpose	7 - Other-than-first-time Home Purchase	6 - First Time Home Purchase

417242538	Junior lien balance	$64,307.00	$0.00
	Combined loan-to-value ratio	60.88%	56.12%

420000341	Sale price (if applicable)	<Redacted>	<Redacted>
	Original loan-to-value ratio	70.00%	68.75%
	Combined loan-to-value ratio	70.00%	68.75%

420008583	Appraisal value	$1,000,000.00	$985,000.00

420020208	Appraisal value	$1,548,500.00	$1,580,000.00
	Original loan-to-value ratio	64.58%	63.29%
	Combined loan-to-value ratio	64.58%	63.29%

420020661	Appraisal value	$1,650,000.00	$1,700,000.00
	Original loan-to-value ratio	66.67%	64.71%
	Combined loan-to-value ratio	66.67%	64.71%

420020786	Property type	1 - Single Family Detached (non-PUD)	12 - 1 Family Attached

417393569	Appraisal value	$1,002,638.89	$1,000,000.00
	Original loan-to-value ratio	72.00%	72.19%
	Combined loan-to-value ratio	72.00%	72.19%

417393572	Appraisal value	$650,000.00	$660,000.00

417393579	Appraisal value	$707,692.31	$708,000.00
	Original loan-to-value ratio	65.00%	64.97%
	Combined loan-to-value ratio	65.00%	64.97%

417393584	Appraisal value	$693,000.00	$700,000.00

417397291	First payment date	<Redacted>	<Redacted>
	Maturity date	7/1/2045	4/1/2045

420019598	Occupancy status	2 - Second Home	3 - Investment Property

Exhibit 2 to Attachment A Page 2 of 3

Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document or Recalculated Value

420019945	Property type	1 - Single Family Detached (non-PUD)	12 - 1 Family Attached

415858541	Appraisal value	$4,150,000.00	$4,250,000.00
	Original loan-to-value ratio	46.39%	45.29%
	Combined loan-to-value ratio	58.19%	56.82%

416339607	Appraisal value	$343,000.00	$370,000.00
	Original loan-to-value ratio	64.72%	60.00%
	Combined loan-to-value ratio	64.72%	60.00%

417328992	Appraisal value	$868,000.00	$870,000.00

417334890	Property type	3- Condo, Low Rise (4 or fewer stories)	1 - Single Family Detached (non-PUD)

420017121	Loan purpose	6 - First Time Home Purchase	7 - Other-than-first-time Home Purchase

420022154	Junior lien balance	$0.00	$70,000.00
	Combined loan-to-value ratio	39.19%	43.56%

416792001	Loan purpose	9 - Rate/Term Refinance	3 - Cash-Out Refinance

417328745	Loan purpose	7 - Other-than-first-time Home Purchase	6 - First Time Home Purchase

417393559	Appraisal value	$661,764.71	$665,000.00
	Original loan-to-value ratio	68.00%	67.67%
	Combined loan-to-value ratio	68.00%	67.67%

417393560	Appraisal value	$1,004,406.78	$1,000,000.00
	Junior lien balance	$100,440.68	$77,878.00
	Original loan-to-value ratio	59.00%	59.26%
	Combined loan-to-value ratio	69.00%	67.05%

417393562	Appraisal value	$668,750.00	$670,000.00
	Original loan-to-value ratio	80.00%	79.85%
	Combined loan-to-value ratio	80.00%	79.85%

Exhibit 2 to Attachment A Page 3 of 3

Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document or Recalculated Value

420016933	Appraisal value	$1,255,000.00	$1,200,000.00
	Original loan-to-value ratio	80.00%	83.33%
	Combined loan-to-value ratio	80.00%	83.33%

420019507	Property type	1 - Single Family Detached (non-PUD)	12 - 1 Family Attached

420022832	Property type	7 – PUD	12 - 1 Family Attached

417548420	First payment date	<Redacted>	<Redacted>
	Maturity date	10/1/2045	8/1/2045